TRADE AND OTHER RECEIVABLES (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Trade receivables [Abstract]
Trade receivables - gross	$ 69,715	$ 55,862	$ 65,886
Less: Allowance for credit losses	(2,301)	(1,877)	$ (2,209)
Trade receivables - net	67,414	53,985
Less: receivables attributable to related parties, net	(725)	(549)
Trade receivables - net closing balance	66,689	53,436
Other receivables [Abstract]
Prepayments	5,281	4,397
Advance tax	4,233	1,832
VAT/Sales Tax receivables	2,947	1,651
Other receivables	1,223	923
Deposits	731	340
Other receivables	14,415	9,143
Trade and other receivables	$ 81,104	$ 62,579